Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

This summary of significant accounting policies is presented to assist in understanding the Company’s consolidated financial statements and have been consistently applied in the preparation of the financial statements. The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”).

Consolidation

Consolidation

The accompanying consolidated financial statements include the accounts of the Company, its wholly owned subsidiaries. All inter-company balances, investment and capital, if any, have been eliminated upon consolidation.

Use of estimates

Use of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make judgements, estimates and assumptions that affect the application of policies and reported amounts of assets, liabilities, income and expenses. The estimates and associated assumptions are based on historical experience and various other factors that are believed to be reasonable under the circumstances, the results of which form the basis of making the judgements about carrying values of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include, but are not limited to, useful lives and impairment of long-lived assets, allowance for expected credit losses against financial assets, write-down of inventories, allowance for deferred tax assets, and accounting of operating lease right-of-use assets. Actual results may differ from these estimates.

Cash Flows Reporting

Cash Flows Reporting

We follow ASC 230, Statements of Cash Flows, for cash flows reporting, and classify cash receipts and payments according to whether they stem from operating, investing, or financing activities and provides definitions of each category. We use the indirect or reconciliation method (“Indirect method”) as defined by ASC 230, Statement of Cash Flows, to report net cash flow from operating activities by adjusting net income (loss) to reconcile it to net cash flow from operating activities by removing the effects of all deferrals of past operating cash receipts and payments and all accruals of expected future operating cash receipts and payments and all items that are included in net (loss) income that do not affect operating cash receipts and payments.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Cash and cash equivalents	Cash and cash equivalents Cash equivalents primarily consist of bank deposits with original maturities of three months or less, which are unrestricted as to withdrawal and use.
Accounts receivable, net

Accounts receivable, net

Accounts receivable mainly represent amounts due from customers that meet the revenue recognition criteria. These accounts receivables are recorded net of any allowance for credit losses and specific customer credit allowances. The Company maintains an allowance for estimated credit losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and the Company’s customers’ financial condition, the receivable amount in dispute, and the current receivables aging and current payment patterns, over the contractual life of the receivable. The Company writes off the receivable when it is determined to be uncollectible.

Other assets

Other assets

Other assets, net, primarily consists of deposits, prepayments made to vendors or services providers for future services that have not been provided, and other receivables from third parties. These advances are unsecured and are reviewed periodically to determine whether their carrying value has become impaired. As of December 31, 2024 and 2025, management believes that the Company’s other current assets are not impaired.

Inventory

Inventory

Inventories are measured at the lower of cost or net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditure incurred in acquiring the inventories and other costs incurred in bringing them to their existing location and condition. If inventories are damaged or obsolete, its cost are written down to net realizable value.

Deferred costs	Deferred costs Pursuant to ASC 340-10-25-2, deferred costs attributable to preproduction costs related to long-term supply arrangements shall be capitalized.
Deferred offering cost

Deferred offering cost

In addition, pursuant to ASC 340-10-S99-1, offering costs directly attributable to an offering of equity securities are deferred and would be charged against the gross proceeds of the offering as a reduction of additional paid-in capital. These costs include legal and consulting fees related to the registration statement, and the expenses related to the SEC filing and printing.

As of December 31, 2025, the Company has completed its IPO, and the related deferred stock issuance cost have been charged against the gross proceeds of the offering as a reduction of additional paid-in capital.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Property and equipment	Capitalize of lease term or expected useful life
Computers	3 years
Furniture and fittings	3 years
Renovation	3 - 5 years
Office equipment	3 years

The cost and related accumulated depreciation of assets sold or otherwise retired are eliminated from the accounts and any gain or loss is included in the consolidated statement of operations and comprehensive loss. Expenditures for maintenance and repairs are charged to expense as incurred, while additions renewals and betterments, which are expected to extend the useful life of assets, are capitalized. The Company also re-evaluates the periods of depreciation to determine whether subsequent events and circumstances warrant revised estimates of useful lives.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the recoverability of its long-lived assets (asset groups), including property and equipment and operating lease right-of-use assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of its asset (asset group) may not be fully recoverable. When these events occur, the Company measures impairment by comparing the carrying amount of the assets to the estimated undiscounted future cash flows expected to result from the use of the asset (asset group) and their eventual disposition. If the sum of the expected undiscounted cash flows is less than the carrying amount of the asset (asset group), the Company recognizes an impairment loss based on the excess of the carrying amount of the asset (asset group) over their fair value. Fair value is generally determined by discounting the cash flows expected to be generated by the asset (asset group), when the market prices are not readily available. The adjusted carrying amount of the asset is the new cost basis and is depreciated over the asset’s remaining useful life. Long-lived assets are grouped with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. For the years ended December 31, 2024 and 2025, no impairment of long-lived assets was observed and recognized.

Investments at equity

Investments at equity

Pursuant to ASC 323-30-25-1, the joint venture is accounted for using the equity method of accounting as the Company has the ability to exercise significant influence over operating and financial policies of the investee but does not have a controlling financial interest. Our judgment regarding the level of influence over an equity method investment includes considering key factors such as our ownership interest, representation on the board of directors, participation in policy making decisions and material intercompany transactions. Under this method of accounting, the Company records its proportionate share of the net earnings or losses of the equity method investee and a corresponding increase or decrease to the investment balance. The Company evaluates its equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amounts of such investments may not be recoverable.

As of December 31, 2024 and 2025, the investments at equity of the Company were S$nil and S$nil (US$nil), respectively. There is a general presumption that equity method should be suspended and losses should not be recognized in excess of the total investment (including any additional advances). It is important that investors continue to track unrecognized equity method losses to determine when to record subsequent period equity method earnings. However, an investor may record losses in excess of the carrying amount of the investment if the investor has guaranteed the investee’s obligations or has committed to provide further financial support to the investee, as described in ASC 323-10-35-20. The excess of loss over equity are recorded as current liability in the balance sheet.

The Company presents the net amount in the consolidated statement of financial position when, and only when, the Company currently has an enforceable right to set off the recognized amounts and it intends either to settle them on a net basis, or to realize the asset and settle the liability simultaneously.

Fair value measurements

Fair value measurements

ASC 820 defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in pricing the asset or liability. ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1	- observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2	- other inputs that are directly or indirectly observable in the marketplace.
Level 3	- unobservable inputs which are supported by little or no market activity.

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, contract assets, inventories, accounts payable, amount due to related parties, and accruals and other payables approximate their fair values because of their generally short maturities.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Revenue recognition

Revenue recognition

The Company follows the revenue requirements of Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“Accounting Standards Codification (“ASC”) 606”). The core principle underlying the revenue recognition of this ASC allows the Company to recognize revenue that represents the transfer of goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange. This will require the Company to identify contractual performance obligations and determine whether revenue should be recognized at a point in time or over time, based on when control of goods and services transfers to a customer.

To achieve that core principle, the Company applies a five-step model to recognize revenue from customer contracts. The five-step model requires that the Company (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

Revenues are generally recognized upon the transfer of control of promised products or services provided to our customers, reflecting the amount of consideration we expect to receive for those products or services.

The Company generates revenue from the following streams:

Sales of Maggot Debridement Therapy Product

The Company recognizes revenue from the respective hospitals after 36 hours from the delivery of the vials to the hospital for their treatment of respective patients, as the storage life of the vials are only 36 hours from the production and this is when the customer could direct the use of and obtain the benefits of their service. Maggot Debridement Therapy product is typically sold without a discount for early payment, rebates or rights of return.

Payment terms are generally 30 days from the date of invoice. The point of invoice is typically upon completion of the overall service and treatment, as at this point the Company is able to conclude whether the patient will be receiving (i) ala carte orders, (ii) one (1) week packages, or (iii) one (1) month packages, and invoice accordingly. The Company’s product sales contracts are primarily with customers, which is the hospital. The revenue occurs at a point in time, when the customer received the vials or maggots for their treatment to the respective patients. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account for revenue recognition. A contract’s transaction price is allocated to each distinct performance obligation (if any) and recognized as revenue when, or as, the performance obligation is satisfied. The Company’s performance obligations are satisfied after 36 hours from the delivery of maggots for the treatment of respective patients from the doctor.

Sales of Cosmeceutical Product

The Company provides sale of cosmeceutical product to its customers. Revenue from sale of cosmeceutical product is recognized when the Company satisfies a performance obligation at a point in time which generally coincides with delivery and acceptance of the goods sold. The customer would indicate the acceptance of the goods sold to them through acknowledgment on the delivery order. Cosmeceutical product is typically sold with a right of return and without discount for early payment and rebates. Accumulated experience is used to estimate and provide for such returns at the time of sale. There has been no event for return of goods since the launching of the product.

Principal versus agent considerations

The Company evaluates whether it is the principal or agent in revenue arrangements. The Company is considered the principal when it controls the specified goods or services before they are transferred to the customer. The Company recognize the revenue from the delivery of goods on the gross basis as the Company responsible for the fulfilment of the delivery, has full discretion in establishing prices and as well as inventory risks and therefore, the principal in the arrangement.

Segments

Segments

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major clients in financial statements for detailing the Company’s business segments. Based on the criteria established by ASC 280, the Company’s chief operating decision maker (“CODM”) has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company. As a whole, the Company has only two reportable segments, being the Maggot Debridement Therapy Product and Cosmeceutical Product.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Concentrations and credit risk

Concentrations and credit risk

The Company maintains cash with banks in Singapore (“SGN”) and United States of America (“USA”). Should any bank holding cash become insolvent, or if the Company is otherwise unable to withdraw funds, the Company would lose the cash with that bank; however, the Company has not experienced any losses in such accounts and believes it is not exposed to any significant risks on its cash in bank accounts. In Singapore, a depositor has up to S$100,000 insured by Singapore Deposit Insurance Corporation (“SDIC”). In USA, a depositor has up to US$250,000 insured by Federal Deposit Insurance Corporation (“FDIC”).

Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company has designed their credit policies with an objective to minimize their exposure to credit risk. The Company’s accounts receivable are short term in nature and the associated risk is minimal. The Company conducts credit evaluations on its clients and generally does not require collateral or other security. The Company periodically evaluates the creditworthiness of the existing clients in determining the allowance for current expected credit loss primarily based upon the age of the receivables and factors surrounding the credit risk of specific clients.

As of December 31, 2024 and 2025, the Company’s assets were located in Singapore, Malaysia and United States of America, and the Company’s revenue was principally derived from the operation in Singapore.

For the year ended December 31, 2023, customer A, customer B, customer C, customer D, and customer E accounted for 22.0%, 18.1%, 17.0%, 13.4% and 10.7% of the Company’s total revenue and 25.1%, 22.8%, 7.9%, 6.5%, and 26.0% of the Company’s total accounts receivable as of December 31, 2023, respectively.

For the year ended December 31, 2024, customer A, customer B, customer C, customer E, and customer F accounted for 8.3%, 13.4%, 23.8%, 20.9% and 4.8% of the Company’s total revenue and 39.0%, 32.5%, 0.0%, 3.0% and 3.2% of the Company’s total accounts receivable as of December 31, 2024, respectively.

For the year ended December 31, 2025, customer D, customer E, customer F, customer G, and customer H accounted for 8.3%, 28.3%, 9.7%, 9.9% and 9.5% of the Company’s total revenue and 4.5%, 0.8%, 0.1%, 5.1% and 0.0% of the Company’s total accounts receivable as of December 31, 2025, respectively.

For the year ended December 31, 2023, vendor A, vendor B, vendor C, and vendor D accounted for 34.6%, 19.4%, 18.3%, and 9.9% of the Company’s total purchases, respectively. None of the vendors consisted more than 10% of accounts payable as of December 31, 2023.

For the year ended December 31, 2024, vendor A and vendor C accounted for 67.4% and 18.0% of the Company’s total purchases, respectively. None of the vendors consisted more than 10% of accounts payable as of December 31, 2024.

For the year ended December 31, 2025, vendor A, vendor C, vendor D and vendor E accounted for 22.3%, 22.6%, 7.8% and 22.1% of the Company’s total purchases and 0.0%, 0.0%, 0.0% and 100.0% of the Company’s total accounts payables as of December 31, 2025, respectively.

Commitments and contingencies

Commitments and contingencies

In the normal course of business, the Company is subject to contingencies, including legal proceedings and claims arising out of the business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will be incurred and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments including historical and the specific facts and circumstances of each matter.

Employee benefits

Employee benefits are recognized as an expense, unless the cost qualifies to be capitalized as an asset.

i)	Defined contribution plan

Defined contribution plan are post-employment benefit plan under which the Company pays fixed contributions into separate entities such as the Central Provident Fund on a mandatory, and contractual basis. The Company has no further payment obligations once the contributions have been paid.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Research and development

Research and development

In connection with the design and development of products, the Company expenses all research costs as incurred, which primarily comprise internal and external costs related to execution of studies. For the year ended December 31, 2023, 2024 and 2025, research and development expenses were S$167,734, S$241,362 and S$226,884 (US$176,385), respectively.

Related parties

Related parties

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or significant influence of the same party, such as a family member or relative, shareholder, or a related corporation.

The Company follows ASC 850 Related Party Disclosures for the identification of related parties and disclosure of related party transactions.

Foreign currency

Foreign currency

The accompanying consolidated financial statements are presented in Singapore Dollars (“S$”), which is the functional and reporting currency of the Company. The functional currencies of the subsidiaries for the Company are United State Dollar, Malaysia Ringgit, Chinese Renminbi and Hong Kong Dollar.

Translations of the consolidated balance sheet, consolidated statement of operations and comprehensive loss, consolidated statement of changes in shareholders’ deficit and consolidated statement of cash flows from S$ into US$ as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of US$0.7774 = S$1, as set forth in the statistical release of the Monetary Authority Singapore on December 31, 2025. No representation is made that the SGD amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.

Income taxes

Income taxes

The Company accounts for income taxes under FASB ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statements carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are also provided for net operating loss carryforwards that can be utilized to offset future taxable income.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. A valuation allowance is established, when necessary, to reduce net deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of FASB ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes for the years ended December 31, 2023, 2024 and 2025. The Company does not expect that its assessment regarding uncertain tax positions will materially change over the next 12 months.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Government grants

Government grants

The Company accounts for government grants in accordance with ASC 832, Government Assistance. Government grants are recognized when it is probable that the Company will comply with the conditions attached to the grant and that the grant will be received. The Company’s grant is contingent upon the satisfaction of specified performance conditions and is received in stages upon approval by the granting authority; accordingly, no receivable or deferred income is recognized prior to meeting such conditions. The Company recognizes the grant as other income upon receipt, which coincides with the point at which all substantive conditions for the respective tranche have been satisfied. The Company evaluates the terms and conditions of the grant arrangement, including any repayment provisions, at each reporting date and presents grant income within other income in the consolidated statements of operations.

Leases

Leases

The Company adopted ASC 842 on January 1, 2019. The Company is a lessee of non-cancellable operating leases for its corporate office premises and production space. The Company determines if an arrangement is a lease at inception. Lease assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value of the future lease payments is the Company’s incremental borrowing rate based on the information available at the lease commencement date. The Company generally uses the base, non-cancellable lease term in calculating the right-of-use assets and liabilities.

The Company has elected not to recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less. The Company recognizes the lease payments associated with its short-term leases as an expense on a straight-line basis over the lease term.

The Company evaluates the impairment of its right-of-use assets consistent with the approach applied for its other long-lived assets. The assessment of possible impairment is based on its ability to recover the carrying value of the asset from the expected undiscounted future pre-tax cash flows of the related operations. The Company has elected to include the carrying amount of finance and operating lease liabilities in any tested asset group and include the associated lease payments in the undiscounted future pre-tax cash flows. For the years ended December 31, 2023, 2024 and 2025, the Company did not have any impairment loss against its operating lease right-of-use assets.

Earnings (loss) per share

Earnings (loss) per share

Basic earnings (loss) per share is computed by dividing net earnings (loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if outstanding stock options, warrants and convertible debt were exercised or converted into ordinary shares. When the Company incurs a loss, diluted shares are not included, as their inclusion would have an anti-dilutive effect. The Company did not have any dilutive securities or debt for each of the years ended December 31, 2023, 2024 and 2025.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company is an “emerging growth company” (“EGC”) as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, an EGC can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company made the election to delay the adoption of new or revised accounting standards.

In November 2023, the FASB issued ASU 2023-07, Segment Reporting—Improvements to Reportable Segment Disclosures (Topic 280). The standard requires incremental disclosures related to reportable segments, including disaggregated expense information and the title and position of the company’s chief operating decision maker (“CODM”), as identified for purposes of segment determination. The ASU is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Entities must adopt the changes to the segment reporting guidance on a retrospective basis. The Company adopted the ASU on January 1, 2024. The additional required disclosures did not have a material impact on our consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, “Income Taxes (Topic 740): Improvements to Income Tax Disclosures,” which requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. The standard will be effective for public companies for fiscal years beginning after December 15, 2024. The Company adopted the ASU on January 1, 2025. The additional required disclosures did not have a material impact on our consolidated financial statements.

In March 2024, the FASB issued ASU 2024-02 Codification Improvements – Amendments to Remove References to the Concepts Statements. This ASU amends the ASC by removing references to various FASB Concepts Statements to simplify the ASC and draw a distinction between authoritative and non-authoritative literature. The amendments in this update apply to all reporting entities within the scope of the affected accounting guidance and are effective for public entities for fiscal years beginning after December 15, 2024. The Company adopted the ASU on January 1, 2025. The amendments did not have a material impact on our consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03 Income Statement-Reporting Comprehensive Income-Expense Disaggregation Disclosures. This ASU requires disclosure in the notes to the financial statements of specified information about certain costs and expenses. ASU 2024-03 is effective for fiscal years beginning after December 15, 2026 and for interim periods within fiscal years beginning after December 15, 2027. ASU 2024-03 should be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to any or all prior periods presented in the financial statements. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In July 2025, the FASB issued ASU 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient that allows entities to measure expected credit losses on current accounts receivable and contract assets by assuming that current economic conditions will remain unchanged over the asset’s life. ASU 2025-05 is effective for fiscal years beginning after December 15, 2025, and for interim periods within those fiscal years. ASU 2025-05 should be applied on a prospective basis. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-10, Government Grants (Topic 832): Accounting for Government Grants Received by Business Entities. This ASU applies to monetary and tangible nonmonetary government grants but explicitly excludes from its scope intangible asset grants, exchange transactions, and other arrangements. Under the ASU, an entity recognizes the impact of a government grant when it is probable that both (i) the entity will comply with the conditions attached to the grant, and (ii) the grant will be received. Asset-related grants may be accounted for using either a cost accumulation approach or a deferred income approach. Income grants must be systematically recognized over the related expense periods. ASU 2025-10 is effective for public business entities for annual reporting periods beginning after Dec. 15, 2028, and interim reporting periods within those annual reporting periods. For all other entities, the amendments are effective for annual reporting periods beginning after Dec. 15, 2029, and interim reporting periods within those annual reporting periods. Early adoption is permitted. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

In December 2025, the FASB issued ASU 2025-11, Interim Reporting (Topic 270): Narrow-Scope Improvements, to enhance the clarity and usability of interim reporting guidance. The amendments do not change the underlying objective or expand existing interim disclosure requirements; instead, they reorganize and clarify Topic 270 to improve consistency and navigability. The ASU confirms that Topic 270 applies to all entities that issue interim financial statements and notes in accordance with GAAP and introduces a more structured framework for determining which interim disclosures are required. Significantly, the standard creates a comprehensive list of GAAP-required interim disclosures within Topic 270 and incorporates a disclosure principle requiring entities to disclose events occurring after the latest fiscal year-end that have a material impact, aligning GAAP with prior SEC guidance. The amendments also clarify types of interim reporting, provide improved guidance on the form and content of interim financial statements (including when condensed statements may be used), and make extensive conforming edits throughout the codification to indicate when a disclosure is explicitly required in interim periods. The guidance is intended to reduce confusion, promote consistent application, and support more efficient navigation of interim requirements across topics. The amendments apply to public business entities for interim periods within fiscal years beginning after December 15, 2027. For all other entities, they are effective for interim periods within fiscal years beginning after December 15, 2028. Early adoption is permitted. Transition may be applied prospectively or retrospectively to any or all prior periods presented. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, as part of its ongoing effort to make targeted technical corrections and clarifications to the Accounting Standards Codification (ASC). The update addresses 33 issues across a broad range of topics and is intended to clarify guidance, correct errors, and reduce unintended diversity in application without significantly changing current accounting practice. Notable amendments include:

●	Removal of the unused Master Glossary term “amortized cost”
●	Clarification of diluted earnings per share calculations when a loss from continuing operations exists
●	Refinement of guidance for calculating reference amounts for beneficial interests
●	Clarification that certain transfers of receivables from contracts with customers are subject to Topic 860
●	Updates to not-for-profit guidance related to receivables The amendments apply to all entities within the scope of the affected guidance and generally are expected to have a limited operational impact.

The amendments are effective for all entities for annual reporting periods beginning after Dec. 15, 2026, and interim periods within those annual periods. Early adoption is permitted, and entities may elect transition and early adoption on an issue-by-issue basis. The Company is in the process of assessing the impact of this ASU on its consolidated financial statements.

Except as mentioned above, the Group does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the Company’s consolidated balance sheets, statements of operations and cash flows.

CUPRINA HOLDINGS (CAYMAN) LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS